BUSINESS CONCENTRATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Concentrations
BUSINESS CONCENTRATIONS
NOTE 12 - BUSINESS CONCENTRATIONS

We purchase our products from several suppliers with approximately 98% and 87% of our purchases were supplied from one vendor for the six months ended June 30, 2013 and 2012, respectively.

We sell our prescription dietary supplement products to wholesale distributors, specialty pharmacies, specialty distributors, and chain drug stores that generally sell products to retail pharmacies, hospitals, and other institutional customers. Revenue generated from sales to two customers, Cardinal Health, Inc. and McKesson Corporation accounted for 62% and 36% of our recognized revenue for the six months ended June 30, 2013 and 2012, respectively.

NOTE 13 - BUSINESS CONCENTRATIONS

We purchase our products from several suppliers, with approximately 76% and 95% of our purchases from one supplier for the years ended December 31, 2012 and 2011, respectively.

We sell our prescription dietary supplement products to wholesale distributors, specialty pharmacies, specialty distributors, and chain drug stores that generally sell products to retail pharmacies, hospitals, and other institutional customers. For the year ended December 31, 2012, 28% of our recognized revenue and 98% of our deferred revenue was generated from sales to only three customers: AmerisourceBergen Corporation, Cardinal Health, Inc., and McKesson Corporation. We did not sell to these customers in prior years.

NOTE L - BUSINESS CONCENTRATIONS

The Company purchases its products from several suppliers with approximately 95% and 93% coming from one supplier for the years ended December 31, 2011 and 2010, respectively.